SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Jun. 27, 2020	Dec. 27, 2020	Jun. 29, 2019
Purpose	Dispensary
Location	Los Angeles - West Hollywood
Ownership	100.00%		100.00%
Kannaboost Technology Inc. [Member]
Purpose	Cultivation and Production Facility
Location	Mesa, Arizona
Ownership	100.00%		100.00%
Viktoriya's Medical Supplies, LLC [Member]
Ownership	100.00%		100.00%
MME VMS, LLC [Member]
Purpose	Dispensary
Location	San Jose
Ownership	100.00%		100.00%
MMOF Vegas Retail, Inc. [Member]
Ownership	100.00%		100.00%
MME Evanston Retail, LLC [Member]
Purpose	Dispensary
Location	Evanston, Illinois
Ownership	100.00%	100.00%	0.00%
MME 1001 North Retail, LLC [Member]
Purpose	Dispensary
Location	Chicago, Illinois
Ownership	100.00%		0.00%
Milkman, LLC [Member]
Purpose	Dispensary
Location	Grover Beach, California
Ownership	100.00%		0.00%
MattnJeremy, Inc. [Member]
Purpose	Dispensary
Location	Long Beach, California
Ownership	100.00%		0.00%
EBA Holdings, Inc. [Member]
Purpose	Cultivation and Production Facility
Location	Mesa, Arizona
Ownership	100.00%		100.00%
MME AZ Group, LLC[Member]
Purpose	Dispensary
Location	Mesa, Arizona
Ownership	100.00%		100.00%
Rochambeau, Inc. [Member]
Purpose	Dispensary
Location	Emeryville, California
Ownership	100.00%		100.00%
Sure Felt, LLC [Member]
Ownership	100.00%		100.00%
MME Sorrento Valley, LLC [Member]
Purpose	Dispensary
Location	San Diego - Sorrento Valley
Ownership	100.00%		100.00%
PHSL, LLC [Member]
Ownership	100.00%		100.00%
MME Seaside, LLC [Member]
Purpose	Dispensary
Location	Seaside, California
Ownership	100.00%		100.00%
Future Transactions Holdings, LLC [Member] | Seven Point [Member]
Ownership	100.00%		100.00%
MME IL Group LLC [Member]
Purpose	Dispensary
Location	Oak Park, Illinois
Ownership	100.00%		100.00%
MedMen NY, Inc. [Member]
Purpose	Dispensaries
Location	New York (Manhattan / Syracuse / Lake Success / Buffalo)
Ownership	100.00%		100.00%
Project Compassion NY, LLC [Member]
Ownership	100.00%		100.00%
Project Compassion Capital, LLC [Member]
Ownership	100.00%		100.00%
MMOF Vegas Retail 2, Inc. [Member]
Ownership	100.00%		100.00%
MMOF Vegas 2, LLC [Member]
Purpose	Dispensary
Location	Las Vegas - Cannacopia
Ownership	100.00%		100.00%
MMOF Vegas, LLC [Member]
Purpose	Dispensary
Location	Las Vegas - North Las Vegas
Ownership	100.00%		100.00%
MME SF Retail, Inc. [Member]
Purpose	Dispensary
Location	San Francisco
Ownership	100.00%		100.00%
MMOF Fremont Retail, Inc. [Member]
Ownership	100.00%		100.00%
MMOF Fremont, LLC [Member]
Purpose	Dispensary
Location	Las Vegas - Downtown Arts District
Ownership	100.00%		100.00%
MMOF Santa Monica, Inc. [Member]
Ownership	100.00%		100.00%
MMOF SM, LLC [Member]
Purpose	Dispensary
Location	Santa Monica
Ownership	100.00%		100.00%
MMOF Palm Desert, Inc. [Member]
Ownership	100.00%		100.00%
MMOF PD, LLC [Member]
Purpose	Dispensary
Location	Palm Desert
Ownership	100.00%		100.00%
The Compassion Network, LLC [Member]
Ownership	100.00%		100.00%
MMOF Venice, LLC [Member]
Purpose	Dispensary
Location	Venice Beach - Lincoln Blvd.
Ownership	100.00%		100.00%
San Diego Retail Group II, LLC [Member]
Ownership	100.00%		100.00%
MMOF San Diego Retail, Inc. [Member]
Purpose	Dispensary
Location	San Diego - Kearny Mesa
Ownership	100.00%		100.00%
DT Fund II Group, LLC [Member]
Ownership	100.00%		100.00%
Advanced Patients' Collective [Member]
Ownership	100.00%		100.00%
MMOF Downtown Collective, LLC [Member]
Purpose	Dispensary
Location	Los Angeles - Downtown
Ownership	100.00%		100.00%
BH Fund II Group, LLC [Member]
Ownership	100.00%		100.00%
CYON Corporation, Inc. [Member]
Purpose	Dispensary
Location	Los Angeles - Beverly Hills
Ownership	100.00%		100.00%
SA Fund Group RT, LLC [Member]
Ownership	100.00%		100.00%
The Source Santa Ana [Member]
Purpose	Dispensary
Location	Orange County - Santa Ana
Ownership	100.00%		100.00%
Manlin I, LLC[Member]
Purpose	Dispensary
Location	Los Angeles - West Hollywood
Ownership	100.00%		100.00%